Net foreign exchange loss - Effect of weakening of the ZiG and other foreign currencies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			$ (631)	$ (560)
Realised foreign exchange (losses) gains			(1,242)	(1,718)
Net foreign exchange loss	$ (2,231)	$ (1,026)	(1,873)	(2,278)
Taxation and VAT
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(202)	(44)
Cash, receivables and intercompany loans
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(429)	(516)
Bullion sales receivable
Net foreign exchange loss
Realised foreign exchange (losses) gains			279	(246)
Cash and cash equivalents
Net foreign exchange loss
Realised foreign exchange (losses) gains			(781)	(107)
Taxation, VAT and other receivables
Net foreign exchange loss
Realised foreign exchange (losses) gains			(9)	(56)
Trade and other payables
Net foreign exchange loss
Realised foreign exchange (losses) gains			(731)	(1,309)
ZiG
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(447)	(86)
Realised foreign exchange (losses) gains			(1,202)	(1,684)
Net foreign exchange loss			(1,649)	(1,770)
ZiG | Taxation and VAT
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(202)	(44)
ZiG | Cash, receivables and intercompany loans
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(245)	(42)
ZiG | Bullion sales receivable
Net foreign exchange loss
Realised foreign exchange (losses) gains			279	(246)
ZiG | Cash and cash equivalents
Net foreign exchange loss
Realised foreign exchange (losses) gains			(741)	(73)
ZiG | Taxation, VAT and other receivables
Net foreign exchange loss
Realised foreign exchange (losses) gains			(9)	(56)
ZiG | Trade and other payables
Net foreign exchange loss
Realised foreign exchange (losses) gains			(731)	(1,309)
Other
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(184)	(474)
Realised foreign exchange (losses) gains			(40)	(34)
Net foreign exchange loss			(224)	(508)
Other | Cash, receivables and intercompany loans
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(184)	(474)
Other | Cash and cash equivalents
Net foreign exchange loss
Realised foreign exchange (losses) gains			$ (40)	$ (34)